Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended
	Sep. 30, 2014	May 13, 2014 Predecessor	Dec. 31, 2013 Predecessor	May 13, 2014 Non-recurring basis Level 3 Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 Predecessor	May 13, 2014 Non-recurring basis Level 3 Flight equipment Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 Predecessor	May 13, 2014 Non-recurring basis Level 3 Lease receivables and other assets Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 Predecessor	May 13, 2014 Non-recurring basis Level 3 Net investment in finance and sales-type leases Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				$ 120,406	$ 119,238	$ 1,168
Impairment Charges				(49,247)	(49,247)
Reclassifications and Other Adjustments				3,846	(45,795)	12,614	37,027
Sales				(369)		(369)
Depreciation	(548,080)	(666,134)	(1,850,303)	(3,020)	(3,020)
Book Value at end of the period				$ 71,616	$ 21,176	$ 13,413	$ 37,027